License Agreements, Research Collaborations and Development Agreements - Additional Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Agreement	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Agreement	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Agreement	Dec. 31, 2017 USD ($)
License Agreements Research Collaborations And Development Agreements [Line Items]
Revenue from contract	$ 1,009,543	$ 788,901	$ 2,029,720	$ 1,635,127	$ 2,946,307	$ 3,211,007
Royalty expense	62,500	62,500	125,000	125,000	250,000	257,186
Annual future minimum royalty payments due	250,000		250,000		250,000
Collaborations Revenue [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Revenue from contract	500,000	155,276	1,000,000	359,316	516,016	397,178
Product [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Revenue from contract	504,293	632,525	1,024,470	1,266,021	2,395,626	2,771,869
Laboratory Service Revenue [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Revenue from contract	$ 5,250	$ 1,100	$ 5,250	$ 9,790	$ 34,665	$ 41,960
F I S H Product Line [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Number of license agreements | Agreement	1		1		1
New York State Department Of Health And I L U M Health Solutions L L C [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Collaboration revenue receivable over 12 months of the project	$ 1,600,000		$ 1,600,000
Contractual agreement period			12 months
New York State Department Of Health And I L U M Health Solutions L L C [Member] | Collaborations Revenue [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Revenue from contract	$ 500,000		$ 1,000,000